Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ 169,285	$ (415,111)	$ (119,380)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	56,757	24,490
Operating lease expense	81,203	56,666	4,932
Non-cash interest expense	33,241		(10,815)
Net changes in operating assets and liabilities:
Increase in other receivables	(2,408)		(10,452)
Increase in consumptive biological assets	(192,634)
Increase in prepaid taxes	(104,788)
Increase in other current assets	(449)	(4,230)
Increase in accounts payable	182,849
Increase in accrued expenses	26,514
Increase in other payable	131,273
Increase in income taxes payable	21,530
Payment for operating lease liabilities	(80,540)	(56,666)	(4,932)
Net cash provided by (used in) operating activities from continuing operations	321,833	(394,851)	(140,647)
Net cash provided by (used in) operating activities from discontinued operations	37,891	73,473	(224,716)
Net cash provided by (used in) operating activities	359,724	(321,378)	(365,363)
Cash Flows from Investing Activities
Purchase of property and equipment	(319,487)		(100,000)
Net cash used in investing activities from continuing operations	(319,487)		(100,000)
Net cash used in investing activities from discontinued operations	(333)	(475)	(10,815)
Net cash used in investing activities	(319,820)	(475)	(110,815)
Cash Flows from Financing Activities
Proceeds from common stock subscription			232,400
Proceeds from related parties	14,643	309,263	178,607
Repayment to related parties			(82,749)
Net cash provided by financing activities from continuing operations	14,643	309,263	328,258
Net cash (used in) provided by financing activities from discontinued operations	(46,851)	(63,476)	246,246
Net cash (used in) provided by financing activities	(32,208)	245,787	574,504
Effect of exchange rate changes on cash and cash equivalents	(692)	(7,518)	1,064
Net increase (decrease) in cash and cash equivalents	7,004	(83,584)	99,390
Cash and Cash Equivalents
Beginning of period	16,100	99,684	294
Ending of period	23,104	16,100	99,684
Less: Cash from discontinued operation		9,472	197
Cash from continuing operation, end of period	23,104	6,628	99,487
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities
Recognition of lease assets and liabilities	114,712		261,351
Termination of lease assets and liabilities		19,873
Accrued liability for property and equipment	2,437,980
Sale of subsidiaries in exchange for debt cancellation	$ 1,152,329